Income Taxes - Summary of Reconciliation of the effective tax rate (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory income tax rate	31.20%	31.50%	31.50%
Effects of income and expense not taxable and deductible for tax purpose	1.30%	0.80%	3.00%
Changes in unrecognized deferred tax assets	(10.10%)	0.10%	(0.60%)
Tax rate difference of overseas subsidiaries	(6.40%)	(2.60%)	(3.90%)
Undistributed profits of consolidated subsidiaries	1.40%	1.80%	(2.40%)
Tax credits	(0.80%)	(1.50%)	(0.90%)
Others	2.00%	0.70%	(2.80%)
Effective income tax rate	18.60%	30.80%	23.90%